NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE - Schedule of fleet classified as non-current assets and disposal group (Details) - aircraft	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	4	38
Number of aircraft transferred to held for sale	0
Boeing 767
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	2	3
Airbus A320
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	0	7
Airbus A319
Non-Current Assets And Disposal Group Classified Held For Sale [Line Items]
Aircraft	2	28